Reportable segments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Revenue	$ 1,943,655	$ 2,265,803	$ 2,157,323
Cost of sales	(1,383,603)	(1,485,631)	(1,394,822)
Gross profit	560,052	780,172	762,501
Other incomes by function	18,218	32,048	17,827
Administrative expenses	(117,180)	(118,126)	(101,171)
Other expenses by function	(25,995)	(36,907)	(53,600)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	(1,057)	2,967	(8,038)
Other gains (losses)	(383)	6,404	543
Financial income	26,289	22,533	13,499
Finance costs	(76,939)	(57,807)	(50,124)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	9,786	6,351	14,452
Exchange differences	(2,169)	(16,597)	(1,299)
Profit (loss) before taxes	390,622	621,038	594,590
Income tax expense	110,019	178,975	166,173
Profit (loss)	280,603	442,063	428,417
Specialty plant nutrients [Member]
Statement [Line Items]
Revenue	723,920	781,751	697,251
Cost of sales	(573,808)	(613,267)	(555,356)
Gross profit	150,112	168,484	145,779
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	150,112	168,484	141,895
Income tax expense	0	0	0
Profit (loss)	150,112	168,484	145,779
Iodine and its derivatives [Member]
Statement [Line Items]
Revenue	371,020	324,972	231,144
Cost of sales	(230,468)	(217,464)	(199,808)
Gross profit	140,552	107,508	39,846
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	140,552	107,508	52,315
Income tax expense	0	0	0
Profit (loss)	140,552	107,508	52,315
Lithium and its derivatives [Member]
Statement [Line Items]
Revenue	505,714	734,801	644,573
Cost of sales	(306,250)	(316,875)	(189,242)
Gross profit	199,464	417,926	339,011
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	199,464	417,926	339,011
Income tax expense	0	0	0
Profit (loss)	199,464	417,926	455,331
Industrial chemicals [Member]
Statement [Line Items]
Revenue	94,875	108,267	135,578
Cost of sales	(63,590)	(72,964)	(91,753)
Gross profit	31,285	35,303	36,759
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	31,285	35,303	43,825
Income tax expense	0	0	0
Profit (loss)	31,285	35,303	36,759
Potassium [Member]
Statement [Line Items]
Revenue	212,151	267,474	403,323
Cost of sales	(176,199)	(217,386)	(313,690)
Gross profit	35,952	50,088	43,846
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	35,952	50,088	65,636
Income tax expense	0	0	0
Profit (loss)	35,952	50,088	65,636
Other products and services [Member]
Statement [Line Items]
Revenue	35,975	48,538	62,238
Cost of sales	(33,288)	(47,675)	(44,973)
Gross profit	2,687	863	5,796
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other gains (losses)	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Profit (loss) before taxes	2,687	863	5,796
Income tax expense	0	0	0
Profit (loss)	2,687	863	5,796
Corporate unit [Member]
Statement [Line Items]
Revenue	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Other incomes by function	18,218	32,048	15,202
Administrative expenses	(117,180)	(118,126)	(88,436)
Other expenses by function	(25,995)	(36,907)	(82,533)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	(1,057)	2,967	7,198
Other gains (losses)	(383)	6,404	679
Financial income	26,289	22,533	10,129
Finance costs	(76,939)	(57,807)	(57,498)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	9,786	6,351	13,047
Exchange differences	(2,169)	(16,597)	460
Profit (loss) before taxes	(169,430)	(159,134)	(181,752)
Income tax expense	(110,019)	(178,975)	(132,965)
Profit (loss)	$ (279,449)	$ (338,109)	$ (314,717)